Employee Information - Summary of Number of Employees by Gender and Age (Detail) - Employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Information About Employees [line items]
Number of employees	101,322	100,824
Percentage of employees	100.00%
Women [member]
Disclosure of Information About Employees [line items]
Percentage of employees	25.00%
Men [member]
Disclosure of Information About Employees [line items]
Percentage of employees	75.00%
Under 25 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	3.00%
Under 25 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	1,201
Under 25 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	1,799
25-35 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	31.00%
25-35 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	9,693
25-35 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	22,173
Between 36 to 45 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	34.00%
Between 36 to 45 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	7,560
Between 36 to 45 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	26,760
46-55 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	23.00%
46-55 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	4,987
46-55 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	17,914
Over 55 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	9.00%
Over 55 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	2,041
Over 55 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	7,194